Condensed Consolidated Statements of Equity - USD ($) $ in Millions	Common Stock Series A GCI Group common stock	Common Stock Series B GCI Group common stock	Common Stock Series C GCI Group common stock	Former Member's Investment	Additional paid-in capital	Retained earnings (deficit)	Total
Beginning balance at Dec. 31, 2022				$ 1,750		$ (259)	$ 1,491
Increase (Decrease) in Stockholders' Equity
Net earnings (loss)						41	41
Stock-based compensation				19			19
Other				(3)			(3)
Ending balance at Dec. 31, 2023				1,766		(283)	1,483
Increase (Decrease) in Stockholders' Equity
Net earnings (loss)						54	54
Stock-based compensation				11			11
Contributions from (distributions to) former member						(150)	(150)
Other				1			1
Ending balance at Sep. 30, 2024				1,778		(379)	1,399
Beginning balance at Dec. 31, 2023				1,766		(283)	1,483
Increase (Decrease) in Stockholders' Equity
Net earnings (loss)						70	70
Stock-based compensation				13			13
Other				(2)			(2)
Ending balance at Dec. 31, 2024				1,777		(363)	1,414
Beginning balance at Jun. 30, 2024				1,774		(400)	1,374
Increase (Decrease) in Stockholders' Equity
Net earnings (loss)						21	21
Stock-based compensation				4			4
Ending balance at Sep. 30, 2024				1,778		(379)	1,399
Beginning balance at Dec. 31, 2024				1,777		(363)	1,414
Increase (Decrease) in Stockholders' Equity
Net earnings (loss)						(325)	(325)
Stock-based compensation				7	$ 2		9
Change in capitalization in connection with the Separation				(1,778)	2,058		280
Other				(6)			(6)
Ending balance at Sep. 30, 2025					2,060	(688)	1,372
Beginning balance at Jun. 30, 2025	$ 0	$ 0	$ 0	1,778	0	(301)	1,477
Increase (Decrease) in Stockholders' Equity
Net earnings (loss)						(387)	(387)
Stock-based compensation					2		2
Change in capitalization in connection with the Separation				$ (1,778)	2,058		280
Ending balance at Sep. 30, 2025					$ 2,060	$ (688)	$ 1,372